Consolidated Statements of Changes in Shareholder's Equity - EUR (€) € in Thousands		Total		Share capital [Member]	Share premium [Member]	Reserve [Member]	Profit (loss) [Member]
Beginning balance at Dec. 31, 2016		€ 242,849		€ 2,465	€ 405,882	€ (50,968)	€ (114,531)
Beginning balance at Dec. 31, 2016				24,648,828
Net (loss)		(147,693)	[1]				(147,693)
Foreign exchange translation		3,280				3,280
Profit (loss) directly recognized in shareholders' equity		(177)	[1]			(177)
Total comprehensive income (loss)		(144,591)	[1]			3,103	(147,693)
Allocation of prior income (loss)						(114,531)	114,531
Increase in capital		571		€ 34	536
Increase in capital, shares				341,994
Treasury shares		23				23
Issue of share warrants		290			290
Share-based payments		30,781				30,781
Ending balance at Dec. 31, 2017	[1]	129,923		€ 2,499	406,709	(131,592)	(147,693)
Ending balance at Dec. 31, 2017	[1]			24,990,822
Net (loss)	[1]	(166,076)
Foreign exchange translation		(683)				(683)
Profit (loss) directly recognized in shareholders' equity		19	[1]			19
Total comprehensive income (loss)		(166,740)	[1]			(665)	(166,076)
Allocation of prior income (loss)						(147,693)	147,693
Increase in capital		132,936		€ 517	132,419
Increase in capital, shares				5,166,955
Treasury shares		(900)				(900)
Issue of share warrants		164			164
Share-based payments		25,904				25,904
Ending balance at Dec. 31, 2018	[1]	121,286		€ 3,016	539,292	(254,946)	(166,076)
Ending balance at Dec. 31, 2018	[1]			30,157,777
Net (loss)		(153,587)					(153,587)
Foreign exchange translation		(63)				(63)
Profit (loss) directly recognized in shareholders' equity		529				529
Total comprehensive income (loss)		(153,121)				466	(153,587)
Allocation of prior income (loss)						(166,076)	166,076
Increase in capital		187,856		€ 1,687	186,169
Increase in capital, shares				16,870,733
Treasury shares		619				619
Share-based payments		14,923				14,923
Ending balance at Dec. 31, 2019		€ 171,563		€ 4,703	€ 725,460	€ (405,013)	€ (153,587)
Ending balance at Dec. 31, 2019		47,028,510		47,028,510

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.